Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Statutory Requirements [Abstract]
Schedule of statutory requirements
The following is a summary of actual and required statutory capital and surplus and statutory net income as of December 31, 2013 and 2012 and for the years then ended:

	December 31, 2013	December 31, 2012
	($ in thousands)
Actual statutory capital	$1,303,487	$824,453
Required statutory capital and surplus	526,933	116,416
Statutory net income	229,974	101,347